Investment Objectives and Goals - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.62% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against Underlying ETF losses of between 5% and 15% (prior to taking into account management fees and other Fund operating expenses) over the period from April 1, 2026 through June 30, 2026.